Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 91 .83%
ASSET-BACKED SECURITIES — 16 .48% **
AGL CLO 12 Ltd.,
Series 2021-12A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 07/20/34
1,2,3
$ 125,000 $ 125,138
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.18% 10/17/34
1,2,3
70,000 69,792
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 01/21/32
1,2,3
45,000 45,106
AMSR Trust,
Series 2020-SFR1, Class H
5.30% 04/17/37
2
200,000 195,049
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
2
100,000 99,359
BCRED CLO LLC,
Series 2023-1A, Class A
(CME Term SOFR 3-Month plus 2.30%)
7.66% 01/20/36
1,2
250,000 251,722
Bear Mountain Park CLO Ltd.,
Series 2022-1A, Class BR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
0.01% 07/15/37
1,2,3
200,000 200,250
Carvana Auto Receivables Trust,
Series 2022-P3, Class R
0.00% 09/10/29
2
1,750 212,948
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.94% 04/20/34
1,2,3
75,000 74,852
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
2
140,000 127,732
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.62%)
5.97% 03/02/46
1,2,3,4,5
419,900 43,439
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class C
3.48% 04/15/49
2
215,000 194,005
Dryden 85 CLO Ltd.,
Series 2020-85A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.74% 10/15/35
1,2,3
150,000 150,075
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.76% 10/15/34
1,2,3
$ 90,000 $ 89,996
Elmwood CLO 30 Ltd.,
Series 2024-6A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
7.06% 07/17/37
1,2,3
250,000 250,312
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
2
162,000 156,710
FirstKey Homes Trust,
Series 2020-SFR1, Class G
4.78% 08/17/37
2
265,000 257,745
FirstKey Homes Trust,
Series 2021-SFR2, Class C
1.71% 09/17/38
2
250,000 227,726
FirstKey Homes Trust,
Series 2022-SFR1, Class D
5.20% 05/19/39
2
350,000 340,399
Flatiron RR CLO 22 LLC,
Series 2021-2A, Class B
(CME Term SOFR 3-Month plus 1.86%)
7.19% 10/15/34
1,2
250,000 250,010
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
2
300,000 269,075
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
2,3
2,501 2,485
GLS Auto Receivables Issuer Trust,
Series 2023-2A, Class D
6.31% 03/15/29
2
220,000 220,893
GoldenTree Loan Management U.S. CLO 17 Ltd.,
Series 2023-17A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.00%)
10.32% 07/20/36
1,2,3
175,000 178,768
GoldenTree Loan Management U.S. CLO 20 Ltd.,
Series 2024-20A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
7.13% 07/20/37
1,2,3
90,000 90,200
Golub Capital Partners CLO 42M-R, Ltd.,
Series 2019-42RA, Class A2R
(United Kingdom)
(CME Term SOFR 3-Month plus 2.75%)
8.07% 01/20/36
1,2,3
175,000 177,433
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
7.27% 04/25/36
1,2,3
250,000 251,586

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO 69M, Ltd.,
Series 2023-69A, Class B1
(United Kingdom)
(CME Term SOFR 3-Month plus 3.25%)
8.57% 11/09/36
1,2,3
$ 250,000 $ 254,266
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class A
3.29% 09/25/46
2,6
10,216 9,991
HPS Loan Management Ltd.
Series 10A-16, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.73% 04/20/34
1,2,3
85,000 85,023
HPS Loan Management Ltd.,
Series 2023-18A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.75%)
11.07% 07/20/36
1,2,3
175,000 181,869
HPS Loan Management Ltd.,
Series 2024-19A, Class C2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.90%)
8.22% 04/15/37
1,2,3
250,000 250,318
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.61% 10/25/35
2,6
677,826 23,649
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.71% 07/17/35
1,2,3
85,000 85,077
Neuberger Berman Loan Advisers CLO 56 Ltd.,
Series 2024-56A, Class SUB
(Cayman Islands)
0.00% 07/24/37
2,3,6
250,000 221,407
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 07/20/34
1,2,3
50,000 50,005
OCP CLO Ltd.,
Series 2023-28A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.35%)
10.68% 07/16/36
1,2,3
250,000 257,896
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 07/15/36
1,2,3
125,000 125,136
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.63% 02/24/37
1,2,3
150,000 150,038
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.34% 01/20/34
1,2,3
$ 40,000 $ 40,020
Progress Residential Trust,
Series 2020-SFR3, Class G
4.11% 10/17/27
2
280,000 271,432
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
2
250,000 227,562
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83% 08/17/40
2
220,000 191,347
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
2
292,000 268,979
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
2
225,000 209,403
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
2
200,000 184,789
Progress Residential,
Series 2021-SFR4, Class F
3.41% 05/17/38
2
320,000 294,136
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
10.37% 01/20/37
1,2,3
100,000 102,833
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.78% 10/20/30
1,2,3
74,468 74,564
Rockford Tower CLO Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.24% 07/20/34
1,2,3
75,000 75,110
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
60,723 54,171
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.90% 08/15/31
1
83,735 75,534
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
6.36% 10/27/70
1
215,000 215,444
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.81% 01/25/83

340,000 342,279

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.81% 04/26/83
1
$ 340,000 $ 345,439
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.46% 04/25/73
1
340,000 346,387
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.46% 07/25/73
1
235,000 235,462
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
2,3,6
250,000 70,419
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
2
228,679 233,174
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
2
263,650 268,674
Textainer Marine Containers VII Ltd.,
Series 2021-2A, Class A
(Bermuda)
2.23% 04/20/46
2,3
186,667 167,241
TIF Funding II LLC,
Series 2021-1A, Class A
1.65% 02/20/46
2
389,547 339,030
Trestles CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.76% 10/20/34
1,2,3
90,000 89,991
Tricon American Homes,
Series 2020-SFR1, Class D
2.55% 07/17/38
2
133,000 124,735
Tricon American Homes,
Series 2020-SFR1, Class F
4.88% 07/17/38
2
244,000 235,151
Total Asset-Backed Securities
(Cost $11,530,173) 11,330,786
CORPORATES — 24 .10% *
Banking — 4 .60%
Bank of America Corp.
3.42% 12/20/28
6
35,000 32,915
Bank of America Corp.
(MTN)
1.32% 06/19/26
6
100,000 95,881
1.53% 12/06/25
6
165,000 161,965
1.92% 10/24/31
6
585,000 478,716
3.82% 01/20/28
6
110,000 106,048
Bank of America Corp.,
Series N
1.66% 03/11/27
6
5,000 4,689
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.,
Series RR, NVS
4.38%
6,7
$ 15,000 $ 14,207
HSBC Holdings PLC
(United Kingdom)
2.10% 06/04/26
3,6
330,000 319,075
2.36% 08/18/31
3,6
50,000 41,790
JPMorgan Chase & Co.
1.04% 02/04/27
6
250,000 233,006
1.56% 12/10/25
6
505,000 495,754
1.58% 04/22/27
6
55,000 51,365
2.07% 06/01/29
6
205,000 182,462
PNC Financial Services Group, Inc. (The)
6.04% 10/28/33
6
10,000 10,321
6.88% 10/20/34
6
105,000 114,481
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
3,6
50,000 46,238
U.S. Bancorp
4.84% 02/01/34
6
90,000 85,418
5.84% 06/12/34
6
40,000 40,608
5.85% 10/21/33
6
35,000 35,607
U.S. Bancorp
NVS
3.70%
6,7
15,000 13,599
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
6
240,000 234,832
2.39% 06/02/28
6
45,000 41,470
2.57% 02/11/31
6
95,000 82,268
3.35% 03/02/33
6
230,000 199,741
5.57% 07/25/29
6
40,000 40,385
3,162,841
Communications — 2 .87%
Altice France SA
(France)
5.50% 10/15/29
2,3
58,000 38,320
Cable One, Inc.
4.00% 11/15/30
2
115,000 85,924
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 08/15/30
2
60,000 50,824
4.75% 03/01/30
2
30,000 26,008
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.50% 06/01/33
2
75,000 59,198
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70% 04/01/51 54,000 32,990
3.90% 06/01/52 149,000 94,770
4.80% 03/01/50 50,000 36,777
6.65% 02/01/34 50,000 50,574
Cogent Communications Group, Inc.
7.00% 06/15/27
2
38,000 37,684
CommScope, Inc.
4.75% 09/01/29
2
34,000 23,650

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
CSC Holdings LLC
6.50% 02/01/29
2
$ 92,000 $ 67,521
7.50% 04/01/28
2
28,000 14,891
11.75% 01/31/29
2
89,000 76,094
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
2
30,000 28,246
Frontier Communications Holdings LLC
5.88% 10/15/27
2
75,000 73,287
8.63% 03/15/31
2
111,000 114,457
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,3
28,000 26,146
Scripps Escrow, Inc.
5.88% 07/15/27
2
66,000 39,989
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
2
200,000 148,217
Sirius XM Radio, Inc.
3.88% 09/01/31
2
90,000 73,525
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
2
33,750 33,544
5.15% 03/20/28
2
393,750 392,254
Time Warner Cable LLC
5.50% 09/01/41 154,000 128,910
5.88% 11/15/40 10,000 8,776
T-Mobile USA, Inc.
2.25% 02/15/26 66,000 62,749
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,3
175,000 149,557
1,974,882
Consumer Discretionary — 1 .30%
BAT Capital Corp.
2.73% 03/25/31 25,000 21,130
5.65% 03/16/52 125,000 111,991
Central Garden & Pet Co.
4.13% 10/15/30 40,000 35,771
Edgewell Personal Care Co.
5.50% 06/01/28
2
32,000 31,415
Everi Holdings, Inc.
5.00% 07/15/29
2
73,000 71,826
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
2,3
25,000 24,969
6.13% 07/27/27
2,3
70,000 71,232
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
2,3
200,000 161,504
Spectrum Brands, Inc.
3.88% 03/15/31
2
8,000 6,688
WarnerMedia Holdings, Inc.
4.28% 03/15/32 40,000 34,925
5.05% 03/15/42 70,000 56,943
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
5.14% 03/15/52 $ 345,000 $ 268,707
897,101
Diversified REITs — 0 .82%
American Assets Trust LP
3.38% 02/01/31 30,000 24,614
American Tower Corp.
1.00% 01/15/32 100,000 86,559
Crown Castle, Inc.
3.80% 02/15/28 160,000 151,692
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
100,000 84,404
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 49,000 41,138
4.00% 01/15/31 50,000 44,890
5.38% 04/15/26 25,000 24,816
5.75% 06/01/28 25,000 25,075
VICI Properties LP
4.95% 02/15/30 5,000 4,827
5.13% 05/15/32 61,000 58,152
VICI Properties LP/VICI Note Co., Inc.
4.13% 08/15/30
2
12,000 10,923
4.50% 01/15/28
2
9,000 8,663
565,753
Electric — 1 .80%
Alliant Energy Finance, LLC
3.60% 03/01/32
2
55,000 47,888
American Electric Power Co., Inc.
5.63% 03/01/33 60,000 59,898
Arizona Public Service Co.
6.35% 12/15/32 245,000 257,425
Commonwealth Edison Co.
5.30% 02/01/53 130,000 123,026
Duke Energy Carolinas LLC
5.35% 01/15/53 30,000 28,556
Duke Energy Corp.
3.75% 04/01/31 100,000 105,721
3.85% 06/15/34 100,000 103,820
Entergy Texas, Inc.
3.45% 12/01/27 150,000 141,249
FirstEnergy Pennsylvania Electric Co.
4.00% 04/15/25
2
75,000 73,842
FirstEnergy Transmission LLC
2.87% 09/15/28
2
39,000 35,617
Jersey Central Power & Light Co.
4.30% 01/15/26
2
100,000 98,270
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
105,000 98,168
Tucson Electric Power Co.
5.50% 04/15/53 65,000 62,765
1,236,245

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy — 1 .01%
Energy Transfer LP
5.00% 05/15/50 $ 65,000 $ 55,299
5.50% 06/01/27 3,000 3,009
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 41,000 40,752
8.25% 01/15/32
2
75,000 77,171
KeySpan Gas East Corp.
5.99% 03/06/33
2
65,000 65,534
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 39,443
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% 02/15/32
2
30,000 30,469
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
5,000 3,180
Southern Co. Gas Capital Corp.
3.88% 11/15/25 70,000 68,479
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29 56,000 52,640
4.50% 04/30/30 9,000 8,331
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
3
5,000 4,694
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 73,000 71,448
USA Compression Partners LP/USA Compression Finance
Corp.
7.13% 03/15/29
2
40,000 40,359
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
2
60,000 54,722
Venture Global LNG, Inc.
9.50% 02/01/29
2
35,000 38,354
9.88% 02/01/32
2
35,000 38,111
691,995
Finance — 2 .95%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
75,000 69,988
3.30% 01/30/32
3
95,000 81,693
Air Lease Corp.
(MTN)
2.30% 02/01/25 75,000 73,409
American Express Co.,
NVS
3.55%
6,7
15,000 13,978
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
185,000 166,420
3.25% 02/15/27
2,3
15,000 14,053
Charles Schwab Corp. (The)
Series K, NVS
5.00%
6,7
15,000 14,386
Citigroup, Inc.
2.52% 11/03/32
6
140,000 115,214
2.98% 11/05/30
6
20,000 17,821
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.52% 10/27/28
6
$ 5,000 $ 4,727
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
2,3
35,000 36,208
8.00% 06/15/28
2,3
68,000 71,591
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
6
235,000 215,903
1.95% 10/21/27
6
10,000 9,238
(SOFR Rate plus 0.49%)
5.84% 10/21/24
1
30,000 30,008
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
6
625,000 584,504
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 38,000 32,528
9.00% 06/15/30
2
72,000 71,714
9.75% 01/15/29
2
15,000 15,587
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
2
74,000 69,480
Morgan Stanley
2.19% 04/28/26
6
180,000 174,912
Morgan Stanley
(GMTN)
2.24% 07/21/32
6
90,000 73,666
Morgan Stanley
(MTN)
1.93% 04/28/32
6
35,000 28,158
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
2,3,6
50,000 46,857
2,032,043
Food — 0 .62%
B&G Foods, Inc.
5.25% 04/01/25 11,000 10,925
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
3
100,000 105,507
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
2
66,000 5,367
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.75% 12/01/31
3
52,000 45,559
5.50% 01/15/30
3
25,000 24,635
6.50% 12/01/52
3
10,000 9,966
6.75% 03/15/34
2,3
117,000 124,021
Pilgrim's Pride Corp.
3.50% 03/01/32 36,000 30,496
4.25% 04/15/31 25,000 22,767
6.25% 07/01/33 10,000 10,165
Smithfield Foods, Inc.
2.63% 09/13/31
2
45,000 36,007
425,415

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Gaming — 0 .15%
Penn Entertainment, Inc.
4.13% 07/01/29
2
$ 79,000 $ 67,940
5.63% 01/15/27
2
36,000 34,782
102,722
Health Care — 2 .05%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
69,000 66,487
AbbVie, Inc.
3.60% 05/14/25 50,000 49,202
Bayer U.S. Finance II LLC
2.85% 04/15/25
2
20,000 19,422
4.63% 06/25/38
2
156,000 130,718
4.88% 06/25/48
2
50,000 40,252
Bayer U.S. Finance LLC
6.88% 11/21/53
2
70,000 71,993
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
2
115,000 110,077
Centene Corp.
3.00% 10/15/30 129,000 110,385
CommonSpirit Health
2.78% 10/01/30 40,000 34,720
Embecta Corp.
5.00% 02/15/30
2
28,000 23,085
6.75% 02/15/30
2
53,000 46,468
Encompass Health Corp.
4.50% 02/01/28 20,000 19,125
Fortrea Holdings, Inc.
7.50% 07/01/30
2
35,000 34,831
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
2
30,000 27,344
Grifols SA
(Spain)
4.75% 10/15/28
2,3
124,000 107,028
HCA, Inc.
5.25% 04/15/25 12,000 11,947
5.63% 09/01/28 14,000 14,132
Kedrion SpA
(Italy)
6.50% 09/01/29
2,3
105,000 96,056
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
2
154,000 108,589
ModivCare, Inc.
5.88% 11/15/25
2
15,000 15,220
Option Care Health, Inc.
4.38% 10/31/29
2
72,000 66,215
Prestige Brands, Inc.
3.75% 04/01/31
2
116,000 101,049
Prime Healthcare Services, Inc.
7.25% 11/01/25
2
90,000 89,961
Universal Health Services, Inc.
1.65% 09/01/26 15,000 13,803
1,408,109
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care REITs — 0 .17%
Healthcare Realty Holdings LP
2.00% 03/15/31 $ 25,000 $ 19,743
2.05% 03/15/31 10,000 7,749
3.10% 02/15/30 30,000 26,192
3.63% 01/15/28 70,000 64,895
118,579
Industrial REITs — 0 .11%
LXP Industrial Trust
2.38% 10/01/31 55,000 43,994
2.70% 09/15/30 35,000 29,558
Rexford Industrial Realty LP
2.15% 09/01/31 5,000 3,989
77,541
Industrials — 1 .46%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
2
14,000 14,050
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
2,3
25,000 21,723
5.25% 08/15/27
2,3
90,000 55,937
Artera Services LLC
8.50% 02/15/31
2
45,000 46,361
Ball Corp.
6.88% 03/15/28 91,000 93,389
Berry Global, Inc.
1.65% 01/15/27 5,000 4,554
4.88% 07/15/26
2
24,000 23,587
5.50% 04/15/28 115,000 114,851
5.65% 01/15/34
2
20,000 19,631
Boeing Co. (The)
4.88% 05/01/25 10,000 9,897
5.81% 05/01/50 80,000 72,313
6.53% 05/01/34
2
35,000 35,842
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
6.06% 08/15/36
1
325,000 308,120
OT Merger Corp.
7.88% 10/15/29
2
123,000 56,427
TransDigm, Inc.
6.75% 08/15/28
2
97,000 98,418
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,3
30,000 29,426
1,004,526
Information Technology — 0 .60%
Gen Digital, Inc.
6.75% 09/30/27
2
65,000 65,900
NCR Voyix Corp.
5.13% 04/15/29
2
42,000 39,611
Netflix, Inc.
5.88% 02/15/25 50,000 50,089

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
$ 178,000 $ 183,806
Oracle Corp.
6.50% 04/15/38 70,000 75,052
414,458
Insurance — 0 .84%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
2
39,000 36,120
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
2
66,000 65,092
Athene Global Funding
1.61% 06/29/26
2
30,000 27,794
1.99% 08/19/28
2
100,000 87,190
3.21% 03/08/27
2
25,000 23,420
Farmers Exchange Capital II
6.15% 11/01/53
2,6
50,000 44,965
Farmers Insurance Exchange
4.75% 11/01/57
2,6
25,000 18,678
Metropolitan Life Global Funding I
4.30% 08/25/29
2
150,000 144,411
Nationwide Mutual Insurance Co.
7.89% 12/15/24
2,6
75,000 75,414
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
2
65,000 51,964
575,048
Materials — 0 .74%
ATI, Inc.
7.25% 08/15/30 35,000 36,362
Axalta Coating Systems, LLC
3.38% 02/15/29
2
76,000 68,291
Clearwater Paper Corp.
4.75% 08/15/28
2
112,000 104,168
International Flavors & Fragrances, Inc.
1.83% 10/15/27
2
110,000 98,293
2.30% 11/01/30
2
121,000 100,933
3.27% 11/15/40
2
5,000 3,546
3.47% 12/01/50
2
15,000 9,886
4.38% 06/01/47 20,000 15,435
Valvoline, Inc.
3.63% 06/15/31
2
80,000 69,014
505,928
Office REITs — 0 .16%
Hudson Pacific Properties LP
3.25% 01/15/30 110,000 76,014
3.95% 11/01/27 10,000 8,377
4.65% 04/01/29 25,000 19,299
5.95% 02/15/28 5,000 4,256
107,946
Residential REITs — 0 .30%
American Homes 4 Rent LP
3.38% 07/15/51 40,000 26,251
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Residential REITs (continued)
4.30% 04/15/52 $ 50,000 $ 38,765
Invitation Homes Operating Partnership LP
2.00% 08/15/31 170,000 135,056
5.50% 08/15/33 5,000 4,940
205,012
Retail — 0 .34%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% 04/01/29
2
80,000 73,656
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
2
26,000 22,858
FirstCash, Inc.
6.88% 03/01/32
2
40,000 40,016
Michaels Cos., Inc. (The)
7.88% 05/01/29
2
93,000 60,399
Raising Cane's Restaurants LLC
9.38% 05/01/29
2
35,000 37,862
234,791
Services — 0 .45%
Adtalem Global Education, Inc.
5.50% 03/01/28
2
76,000 73,097
HealthEquity, Inc.
4.50% 10/01/29
2
75,000 70,203
Hertz Corp. (The)
4.63% 12/01/26
2
3,000 2,188
VT Topco, Inc.
8.50% 08/15/30
2
70,000 73,556
Waste Pro USA, Inc.
5.50% 02/15/26
2
17,000 16,761
Worldline SA
(France)
0.00% 07/30/25
3,8
300 36,259
0.00% 07/30/26
3,8
400 39,715
311,779
Specialized REITs — 0 .46%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.63% 04/20/30
3
100,000 91,348
Extra Space Storage LP
2.35% 03/15/32 25,000 19,970
2.40% 10/15/31 50,000 41,090
2.55% 06/01/31 15,000 12,497
Greystar Real Estate Partners LLC
7.75% 09/01/30
2
35,000 36,920
Realty Income Corp.
4.88% 07/06/30 100,000 111,702
313,527
Transportation — 0 .30%
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 77,097 71,914

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 $ 135,000 $ 137,181
209,095
Total Corporates
(Cost $16,928,536) 16,575,336
MORTGAGE-BACKED — 51 .11% **
Non-Agency Commercial Mortgage-Backed — 5 .77%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B
4.23% 08/10/35
2,6
150,000 143,775
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
2,6
1,500,000 19,306
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2019-BPR, Class AMP
3.29% 11/05/32
2
100,000 95,774
BANK,
Series 2020-BN25, Class AS
2.84% 01/15/63 258,000 219,517
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class F
(CME Term SOFR 1-Month plus 2.51%)
7.84% 09/15/36
1,2
100,000 98,448
BX Trust,
Series 2021-LBA, Class DV
(CME Term SOFR 1-Month plus 1.71%)
7.04% 02/15/36
1,2
229,335 224,649
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.54% 08/15/36
1,2
120,000 113,179
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.94% 08/15/36
1,2
100,000 92,717
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.07% 10/10/47
6
2,480,810 174
Citigroup Commercial Mortgage Trust,
Series 2016-P4, Class XA (IO)
2.05% 07/10/49
6
1,931,124 51,726
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class AS
4.41% 06/10/51
6
222,000 211,174
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class G
3.62% 12/10/41
2,6
200,000 140,466
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.65% 04/15/47
2,6
930,974 3,188
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
0.74% 10/10/46
6
128,874 7
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72% 02/10/37
2,6
$ 1,667,987 $ 2,807
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.69% 09/15/37
2,6
9,783,817 30,830
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.94% 04/15/50
6
1,556,075 3,144
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
8.19% 10/15/43
1,2
150,000 120,090
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10% 06/25/27
2
42,106,931 91,663
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10% 07/25/49
2
8,966,471 115
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.98% 11/20/33
1,3
97,845 102,901
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
2,6
940,000 961
GS Mortgage Securities Corp. Trust,
Series 2021-STAR, Class B
(CME Term SOFR 1-Month plus 1.51%)
6.84% 12/15/36
1,2
150,000 147,975
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.68% 09/10/47
6
1,347,396 739
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.83% 07/10/48
6
4,324,307 21,265
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.83% 09/15/47
6
3,852,785 11,062
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.94% 11/15/47
6
4,153,855 4,232
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
1.03% 01/15/48
6
2,110,765 1,098
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class XEF (IO)
1.92% 06/15/51
2,6
1,157,000 65,700
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95% 09/06/38
2,6
225,000 211,171
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54% 01/05/34

72,000 68,564

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.31% 02/15/36
2,6
$ 1,373,324 $ 46,268
Med Trust,
Series 2021-MDLN, Class G
(CME Term SOFR 1-Month plus 5.36%)
10.69% 11/15/38
1,2
99,522 99,756
MKT Mortgage Trust,
Series 2020-525M, Class D
3.04% 02/12/40
2,6
286,000 190,815
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.17% 05/15/46
2,6
7,921,161 4,570
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.02% 12/15/47
6
2,253,571 3,738
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46% 01/15/43
2,6
180,000 100,728
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
2,6
220,000 189,505
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.53% 01/05/43
2,6
200,000 139,688
SHER Trust,
Series 2024-DAL, Class B
(CME Term SOFR 1-Month plus 2.24%)
7.57% 04/15/37
1,2
113,000 112,870
SHER Trust,
Series 2024-DAL, Class C
(CME Term SOFR 1-Month plus 2.89%)
8.22% 04/15/37
1,2
113,000 112,650
SMRT,
Series 2022-MINI, Class E
(CME Term SOFR 1-Month plus 2.70%)
8.03% 01/15/39
1,2
100,000 97,845
SREIT Trust,
Series 2021-PALM, Class C
(CME Term SOFR 1-Month plus 1.07%)
6.40% 10/15/34
1,2
230,000 225,434
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
6.69% 07/15/39
1,2
300,000 257,108
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.72% 07/15/58
6
2,985,341 10,160
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.73% 11/15/49
6
3,211,710 73,785
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.48% 06/15/46
6
65,258 135
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
0.98% 08/15/47
6
$ 1,183,603 $ 2,564
3,966,036
Non-Agency Mortgage-Backed — 29 .35%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
6.22% 03/25/37
1
363,574 139,452
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1, Class A1
(CME Term SOFR 1-Month plus 0.41%)
5.76% 01/25/37
1
564,265 301,128
Ajax Mortgage Loan Trust,
Series 2021-C, Class A (STEP-reset date 07/25/24)
2.12% 01/25/61
2
239,377 234,738
Alternative Loan Trust,
Series 2005-10CB, Class 1A8
5.50% 05/25/35 294,295 239,227
Alternative Loan Trust,
Series 2005-59, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
6.12% 11/20/35
1
306,943 278,503
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00% 07/25/37 456,864 286,133
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.85% 02/25/47
1
700,077 266,200
APS Resecuritization Trust,
Series 2016-3, Class 3MZ
2.36% 09/27/46
2,6
392,206 205,432
Banc of America Funding Trust,
Series 2006-7, Class T2A3
5.69% 10/25/36
6
209,359 176,420
Banc of America Funding Trust,
Series 2014-R5, Class 1A2
(TSFR6M plus 1.93%)
4.12% 09/26/45
1,2
241,276 170,573
Banc of America Funding Trust,
Series 2015-R3, Class 1A2
7.49% 03/27/36
2,6
368,168 287,721
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.70% 10/25/36
1
175,000 150,648
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
5.60% 12/25/36
1
86,369 83,515
CIM Trust,
Series 2020-R6, Class A1
2.25% 12/25/60
2,6
294,977 252,538

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-NR1, Class A1 (STEP-reset date 08/25/24)
5.57% 07/25/55
2
$ 130,671 $ 129,621
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 08/25/24)
5.57% 07/25/59
2
80,145 79,468
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
2,6
322,341 282,694
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
2,6
56,371 49,955
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
2,6
115,000 74,919
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 08/25/24)
5.00% 07/25/62
2
80,502 78,545
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 08/25/24)
6.00% 06/25/62
2
241,015 238,748
CIM Trust,
Series 2023-NR2, Class A1 (STEP-reset date 08/25/24)
6.00% 06/25/62
2
283,785 278,715
CIM Trust,
Series 2023-R3, Class A1A
4.50% 01/25/63
2,6
227,488 209,425
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(CME Term SOFR 1-Month plus 1.86%)
7.21% 10/25/37
1,2
240,000 223,470
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AF6A (STEP-reset date 08/25/24)
6.13% 08/25/35 300,418 263,406
COLT Mortgage Loan Trust,
Series 2021-2, Class A1
0.92% 08/25/66
2,6
97,288 78,818
COLT Mortgage Loan Trust,
Series 2021-HX1, Class A1
1.11% 10/25/66
2,6
308,953 254,202
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
6
70,008 23,440
Credit Suisse Mortgage Capital Trust,
Series 2015-12R, Class 2A2
3.20% 11/30/37
2,6
86,551 76,422
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
4.05% 12/27/60
2,6
195,407 189,055
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/24)
3.55% 02/25/37 216,232 122,374
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 08/25/24)
3.28% 03/25/37 $ 791,616 $ 274,508
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
6
428,048 245,641
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
2,6
319,410 308,628
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A5
(CME Term SOFR 1-Month plus 0.51%)
5.86% 06/25/37
1
279,185 239,480
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1
1.24% 09/25/66
2,6
79,837 63,725
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(SOFR30A plus 5.36%)
10.70% 06/25/39
1,2
162,762 173,936
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
9.20% 09/25/39
1,2
64,435 67,110
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B1
(SOFR30A plus 2.75%)
8.09% 12/25/41
1,2
150,000 152,809
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
5.68% 12/25/37
1
259,189 230,162
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.90% 01/25/38
1
705,439 360,965
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.66% 03/25/37
1
510,461 242,670
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.39% 12/25/33
1,2
114,826 117,283
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
7.19% 01/25/42
1,2
150,000 151,996
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
7.84% 01/25/42
1,2
200,000 204,074

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fremont Home Loan Trust,
Series 2005-A, Class M4
(CME Term SOFR 1-Month plus 1.13%)
6.48% 01/25/35
1
$ 286,455 $ 246,762
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.62% 04/19/36
6
175,012 135,444
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(CME Term SOFR 1-Month plus 0.55%)
5.90% 06/25/45
1
58,108 51,834
GSAA Home Equity Trust,
Series 2006-1, Class A3
(CME Term SOFR 1-Month plus 0.77%)
6.12% 01/25/36
1
666,403 278,047
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.98% 06/25/36
6
569,705 143,622
GSAA Home Equity Trust,
Series 2006-6, Class AF3
5.73% 03/25/36
6
524,285 147,708
GSAA Home Equity Trust,
Series 2007-4, Class A2
(CME Term SOFR 1-Month plus 0.51%)
5.86% 03/25/37
1
1,011,082 279,268
GSAA Home Equity Trust,
Series 2007-5, Class 1AF6 (STEP-reset date 08/25/24)
5.91% 05/25/37 677,002 230,585
GSAA Home Equity Trust,
Series 2007-5, Class 2A1B
(CME Term SOFR 1-Month plus 0.39%)
5.74% 04/25/47
1
1,739,354 325,195
GSAA Trust,
Series 2006-7, Class AF3 (STEP-reset date 08/25/24)
6.72% 03/25/46 671,198 247,091
GSAMP Trust,
Series 2007-NC1, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.76% 12/25/46
1
243,410 119,205
HarborView Mortgage Loan Trust,
Series 2005-3, Class 1A
(CME Term SOFR 1-Month plus 0.63%)
5.97% 06/19/35
1
289,394 159,075
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
5.81% 05/19/46
1
586,265 300,662
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
6.06% 07/19/47
1
308,736 112,750
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 196,491 144,704
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 1A
(CME Term SOFR 1-Month plus 0.25%)
5.60% 12/25/36
1
$ 189,908 $ 159,860
Impac CMB Trust,
Series 2004-4, Class 1A2
(CME Term SOFR 1-Month plus 0.73%)
6.08% 09/25/34
1
30,462 30,287
Impac CMB Trust,
Series 2004-6, Class 1A2
(CME Term SOFR 1-Month plus 0.89%)
6.24% 10/25/34
1
52,674 52,186
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.85% 12/25/35
6
202,225 162,003
IndyMac Index Mortgage Loan Trust,
Series 2007-AR5, Class 2A1
3.47% 05/25/37
6
191,449 147,323
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 21,906 21,921
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 9,222 9,231
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 18,550 18,491
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
6
44,712 44,145
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 08/25/24)
4.33% 03/25/47 580,659 372,021
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
5.78% 10/25/36
1
386,240 112,164
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
5.84% 07/25/36
1
244,141 149,249
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
5.85% 01/25/47
1
430,013 183,746
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.41%)
5.76% 03/25/47
1
214,208 195,986

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A1
(CME Term SOFR 1-Month plus 0.51%)
5.86% 03/25/36
1,4,5
$ 2,399,670 $ 250,786
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.32%)
5.67% 05/25/37
1
106,781 101,940
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.39%)
5.74% 05/25/37
1
300,000 242,736
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(CME Term SOFR 1-Month plus 0.77%)
6.12% 04/25/37
1,4,5
1,696,107 73,390
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
5.80% 05/25/37
1
344,286 241,840
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(CME Term SOFR 1-Month plus 0.48%)
5.83% 05/25/37
1
431,152 118,586
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 43,919 43,280
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 2,705 2,707
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.76% 06/25/36
1
590,893 300,192
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
5.60% 12/25/36
1
584,656 279,333
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.52% 09/25/34
6
69,817 67,169
Morgan Stanley Mortgage Loan Trust,
Series 2006-15XS, Class A4A (STEP-reset date 08/25/24)
6.70% 11/25/36 417,319 92,602
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
6
886,549 249,580
Morgan Stanley Mortgage Loan Trust,
Series 2007-11AR, Class 2A3
2.89% 06/25/37
6
294,171 151,987
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A2
3.70% 03/27/62
2,6
250,000 191,838
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust,
Series 2015-4R, Class 2A2
(CME Term SOFR 1-Month plus 0.42%)
3.00% 10/26/36
1,2
$ 316,155 $ 274,093
OBX Trust,
Series 2022-NQM1, Class A1
2.31% 11/25/61
2,6
226,214 196,550
Option One Mortgage Loan Trust,
Series 2006-3, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 02/25/37
1
175,153 108,265
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 07/25/24)
6.50% 06/25/52
2
197,000 188,560
PRET LLC,
Series 2024-NPL3, Class A1 (STEP-reset date 07/25/24)
7.52% 04/27/54
2
223,529 224,812
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 07/25/24)
5.61% 10/25/25
2
62,145 62,150
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 07/25/24)
4.87% 04/25/26
2
163,680 163,406
PRPM LLC,
Series 2021-5, Class A1 (STEP-reset date 07/25/24)
4.79% 06/25/26
2
79,444 78,869
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 07/25/24)
2.36% 10/25/26
2
106,440 104,849
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 07/25/24)
3.72% 02/25/27
2
165,617 162,891
PRPM LLC,
Series 2022-4, Class A2 (STEP-reset date 07/25/24)
5.00% 08/25/27
2
170,000 163,523
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
2,6
64,668 62,853
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.63% 03/25/35
6
109,235 58,036
Residential Accredit Loans Trust,
Series 2006-QS5, Class A6
6.00% 05/25/36 244,263 195,133
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A5
(CME Term SOFR 1-Month plus 0.66%)
6.00% 01/25/37
1
286,854 207,045
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(CME Term SOFR 1-Month plus 0.77%)
6.12% 12/25/35
1
164,736 157,936
Residential Asset Securitization Trust,
Series 2005-A5, Class A8
5.50% 05/25/35 357,668 252,477

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3D
(CME Term SOFR 1-Month plus 0.32%)
5.67% 10/25/36
1
$ 250,000 $ 180,024
Starwood Mortgage Residential Trust,
Series 2021-6, Class A1
1.92% 11/25/66
2,6
189,268 161,561
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.55% 09/25/34
6
63,640 61,055
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1B
(CME Term SOFR 1-Month plus 0.28%)
5.63% 02/25/36
1
288,054 251,268
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
5.88% 08/25/36
1
354,837 278,762
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
6.56% 07/25/34
1,2
50,009 47,247
Towd Point Mortgage Trust,
Series 2017-4, Class A2
3.00% 06/25/57
2,6
350,000 317,411
Towd Point Mortgage Trust,
Series 2019-HY2, Class M2
(CME Term SOFR 1-Month plus 2.01%)
7.36% 05/25/58
1,2
210,000 210,579
TRK Trust,
Series 2021-INV2, Class A1
1.97% 11/25/56
2,6
234,368 202,603
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/24)
5.24% 02/27/51
2
51,453 50,935
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.34%)
5.92% 01/25/37
1
511,130 217,016
20,186,932
U.S. Agency Commercial Mortgage-Backed — 0 .48%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.10% 07/25/39
6
241,790 4,514
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14% 07/25/33
6
535,000 31,249
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K040, Class X3 (IO)
2.09% 11/25/42
6
1,100,000 4,226
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K047, Class X3 (IO)
1.55% 06/25/43
6
1,676,868 20,154
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC04, Class X1 (IO)
1.40% 12/25/26
6
$ 2,210,316 $ 30,744
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.36% 06/25/27
6
1,817,010 44,599
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class XPT2 (IO)
0.36% 08/25/24 464,162 244
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.00% 10/16/49
6
4,040,897 65
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.30% 09/16/50
6
1,335,406 13,434
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.62% 12/16/51
6
1,972,550 32,017
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.17% 02/16/53
6
6,271,499 27,637
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.22% 04/16/53
6
2,590,659 5,332
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.24% 06/16/55
6
3,428,555 14,722
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.01% 02/16/46
6
1,030,117 11,705
Ginnie Mae,
Series 2013-63, Class IO (IO)
0.78% 09/16/51
6
3,492,901 66,525
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.51% 12/16/53
6
608,546 4,570
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
6
839,315 5,053
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.90% 11/16/54
6
491,884 9,912
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.36% 10/16/56
6
516,678 6,312
333,014
U.S. Agency Mortgage-Backed — 15 .51%
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X SOFR30A plus 7.84%, 7.95% Cap)
2.50% 12/18/30
1
4,577 70

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50% 09/25/31
1
$ 170 $ 168
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
1
1,968 1,968
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
0.65% 10/25/25
1
9,103 20
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.75% 01/25/37
1
376,338 32,505
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.60% 11/25/36
1
424,846 28,203
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
0.97% 05/25/40
1
427,806 38,784
Freddie Mac Pool SD8245
4.50% 09/01/52 583,693 550,815
Freddie Mac Pool SD8275
4.50% 12/01/52 916,538 864,627
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X SOFR30A plus 6.54%, 0.15% Cap)
0.15% 08/15/36
1
5,401,940 22,944
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X SOFR30A plus 6.01%, 6.12% Cap)
0.67% 03/15/37
1
447,070 24,980
Ginnie Mae (TBA)
4.50% 07/15/54 650,000 617,935
5.00% 07/15/54 850,000 827,762
5.50% 07/15/54 375,000 372,130
Ginnie Mae II Pool MA8151
4.50% 07/20/52 398,592 379,521
Ginnie Mae,
Series 2013-25, Class SA (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
0.75% 02/20/43
1
1,125,251 110,293
UMBS (TBA)
2.00% 07/15/54 900,000 704,005
2.50% 07/15/54 800,000 653,421
3.00% 07/01/54 800,000 680,547
4.00% 07/01/54 2,425,000 2,219,222
4.50% 07/01/54 1,400,000 1,320,098
5.00% 07/01/54 825,000 797,398
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50% 07/01/54 $ 425,000 $ 419,138
10,666,554
Total Mortgage-Backed
(Cost $41,793,785) 35,152,536
MUNICIPAL BONDS — 0 .14% *
California — 0 .03%
California Health Facilities Financing Authority Revenue
Bonds, Series A
3.00% 08/15/51 20,000 15,660
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 10,000 7,675
23,335
Florida — 0 .02%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 15,000 11,986
New York — 0 .09%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 59,603
Total Municipal Bonds
(Cost $114,786) 94,924
Total Bonds — 91 .83%
(Cost $70,367,280)
63,153,582
Issues Shares Value
COMMON STOCK — 0 .12%
Communications — 0 .06%
Intelsat Emergence SA
3,4,5,9
(Luxembourg) 1,042 39,179
Finance — 0 .06%
AGNC Investment Corp. 4,500 42,930
Total Common Stock
(Cost $90,046) 82,109
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 19 .66%
Money Market Funds — 5 .21%
Dreyfus Government Cash Management Fund
5.19%
10
468,000 468,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%

19,859 19,859

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15 / June 2024
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
10
3,092,000 $ 3,092,000
3,579,859
U.S. Treasury Bills — 14 .45%
U.S. Treasury Bills
5.29%
11
11/14/24 $ 2,500,000 2,451,365
U.S. Treasury Bills (WI)
5.23%
11
07/11/24 7,500,000 7,489,077
9,940,442
Total Short-Term Investments
(Cost $13,520,461) 13,520,301
Total Investments - 111.61%
(Cost $83,977,787) 76,755,992
Liabilities in Excess of Other Assets - (11.61)% (7,985,185)
Net Assets - 100.00% $ 68,770,807
1
Floating rate security. The rate disclosed was in effect at June 30, 2024.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $460,965, which is 0.67% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Perpetual security with no stated maturity date.
8
Zero coupon bond. The rate shown is the effective yield as of June 30, 2024.
9
Non-income producing security.
10
Represents the current yield as of June 30, 2024.
11
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligation
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(TSFR): Term Secured Overnight Financing Rate
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 106,755 EUR 99,000 The Bank of New York Mellon 07/12/24 $ 580
USD 887,991 EUR 813,000 Citibank N.A. 07/12/24 16,066
NET UNREALIZED APPRECIATION $ 16,646
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 109 09/30/24 $ 11,617,016 $ 63,888 $ 63,888
U.S. Treasury Two-Year Note 49 09/30/24 10,006,719 21,638 21,638
21,623,735 85,526 85,526
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 18 09/19/24 (2,043,562) (15,409) (15,409)
U.S. Treasury Ultra Bond 13 09/19/24 (1,629,469) (14,839) (14,839)
Euro-Bund Future 4 09/06/24 (564,255) (6,907) (6,907)
Euro-Bobl Future 3 09/06/24 (374,384) (3,894) (3,894)
(4,611,670) (41,049) (41,049)
TOTAL FUTURES CONTRACTS $ 17,012,065 $ 44,477 $ 44,477

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 16
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 157 $ 4,669 $ — $ 4,669
TOTAL SWAPS CONTRACTS $ 157 $ 4,669 $ — $ 4,669
1
Centrally cleared.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17 / June 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 18
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 3,579,859 $ — $ — $ 3,579,859
U.S. Treasury Bills 9,940,442 — — 9,940,442
Long-Term Investments:
Asset-Backed Securities — 11,233,176 97,610 11,330,786
Common Stock 42,930 — 39,179 82,109
Corporates — 16,575,336 — 16,575,336
Mortgage-Backed Securities — 34,828,360 324,176 35,152,536
Municipal Bonds — 94,924 — 94,924
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 16,646 — 16,646
Futures Contracts
Interest Rate Risk 85,526 — — 85,526
Swaps Agreements
Interest Rate Risk — 4,669 — 4,669
Liabilities:
Futures Contracts
Interest Rate Risk (41,049) — — (41,049)
Total $ 13,607,708 $ 62,753,111 $ 460,965 $ 76,821,784
*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19 / June 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 98,071 $ 28,004 $ 23 $ 335,654 $ 461,752
Accrued discounts/premiums 47 — — 53,530 53,577
Realized (loss) — — (23,766) — (23,766)
Change in unrealized appreciation (depreciation)* 617 11,175 23,795 (65,008) (29,421)
Purchases — — — — —
Sales (1,125) — (52) — (1,177)
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
June 30, 2024
$ 97,610 $ 39,179 $ — $ 324,176 $ 460,965
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $(53,217) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
STRATEGIC INCOME FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $54,171 Broker Quote Offered Quote $89.21 $89.21 Increase
Asset-Backed Securities $43,439 Third-Party Vendor Vendor Prices $10.35 $10.35 Increase
Common Stock $39,179 Third-Party Vendor Vendor Prices $37.60 $37.60 Increase
Mortgage-Backed
Securities-Non-Agency $324,176 Third-Party Vendor Vendor Prices $4.33 - $10.45 $9.06 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.